Benefit Plans - Summary of Defined Benefit Obligations, Plan Assets and Asset Ceiling (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 1,597	$ 903
Present Value of Pension Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	58,018	49,884
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (56,421)	$ (48,981)